SHARE CAPITAL	12 Months Ended
Dec. 31, 2020
Share Capital [Abstract]
SHARE CAPITAL	SHARE CAPITAL
A summary of the changes to CI’s share capital for the years ended December 31 is as follows:
[A] AUTHORIZED AND ISSUED

	Number of shares	Stated value
	[in thousands]	$
Authorized
An unlimited number of common shares of CI

Issued
Common shares, balance, December 31, 2018	243,721	2,125,130
Issuance of share capital on vesting of restricted share units	711	12,751
Share repurchases, net of tax	(22,640)	(193,570)
Common shares, balance, December 31, 2019	221,792	1,944,311
Issuance for acquisition of subsidiary, net of issuance costs	2,034	35,434
Issuance of share capital on vesting of restricted share units	522	8,488
Share repurchases, net of tax	(13,990)	(120,236)
Common shares, balance, December 31, 2020	210,358	1,867,997
During the year ended December 31, 2020, 13,615 thousand shares [2019 – 21,950 thousand shares] were repurchased under a normal course issuer bid at an average cost of $18.32 per share for total consideration of $249,427 [2019 – $19.78 per share for total consideration of $434,236]. Deficit was increased by $130,216 during the year ended December 31, 2020 [2019 – $243,211] for the cost of the shares repurchased in excess of their stated value.
During the year ended December 31, 2020, 375 thousand shares [2019 – 690 thousand shares] were repurchased for CI’s restricted share unit plan at an average cost of $22.70 per share for total consideration of $8,512 [$6,256 after tax] [2019 – $18.92 per share for total consideration of $13,057 [$9,597 net of tax]]. Deficit was increased by $5,231 during the year ended December 31, 2020 [2019 – $7,052] for the cost of the shares repurchased in excess of their stated value.
[B] EMPLOYEE INCENTIVE SHARE OPTION PLAN
CI has an employee incentive share option plan [the “Share Option Plan”], as amended and restated, for the executives and key employees of CI.
During the year, CI granted nil thousand options [2019 – 743 thousand options] to employees. The fair value method of accounting is used for the valuation of the 2020 and 2019 share option grants. Compensation expense is recognized over the vesting period, assuming an estimated average forfeiture rate of nil for the year [2019 – 13%], with an offset to contributed surplus. When exercised, amounts originally recorded against contributed surplus as well as any consideration paid by the option holder are credited to share capital. The fair value of the 2020 and 2019 option grants was estimated using the Black-Scholes option pricing model with the following weighted-average assumptions:

Year of grant	2019	2019
# of options granted [in thousands]	213	530
Vesting terms	At end of year 5	1/3 at end of years 3, 4 and 5
Dividend yield	3.792%	3.792%
Expected volatility (*)	17%	17%
Risk-free interest rate	2.238%	2.182% - 2.238%
Expected life [years]	6.8	5.2 - 6.8
Forfeiture rate	0%	13%
Fair value per stock option	$2.48	$2.23 - $2.48
Exercise price	$18.99	$18.99
(*) Based on historical volatility of CI’s share price
The maximum number of shares that may be issued under the Share Option Plan is 14,000 thousand shares. As at December 31, 2020, there are 2,606 thousand shares [2019 – 5,584 shares] reserved for issuance on exercise of share options. These options vest over periods of up to five years, may be exercised at prices ranging from $18.99 to $28.67 per share and expire at dates up to 2029.
A summary of the changes in the Share Option Plan is as follows:

	Number of options	Weighted average exercise price
	[in thousands]	$
Options outstanding, December 31, 2018	6,958	32.18
Options exercisable, December 31, 2018	5,789	32.97
Options granted	743	18.99
Options cancelled	(2,117)	34.28
Options outstanding, December 31, 2019	5,584	29.63
Options exercisable, December 31, 2019	4,758	31.26
Options cancelled	(2,978)	34.28
Options outstanding, December 31, 2020	2,606	26.38
Options exercisable, December 31, 2020	2,020	28.44
(*) Weighted-average share price of options exercised was nil during the year ended December 31, 2020 [2019 - nil]
The equity-based compensation expense under the Share Option Plan for the year ended December 31, 2020 of $210 [2019 – $513] has been included in selling, general and administrative expenses.
Options outstanding and exercisable as at December 31, 2020 are as follows:

Exercise price	Number of options outstanding	Weighted average remaining contractual life	Number of options exercisable
$	[in thousands]	[years]	[in thousands]
18.99	569	8.2	—
27.44	331	1.2	331
28.63	1,655	0.1	1,655
28.67	51	2.2	34
18.99 to 28.67	2,606	2.0	2,020
[C] RESTRICTED SHARE UNITS
CI has an employee restricted share unit plan [the “RSU Plan”] for senior executives and other key employees. Compensation expense is recognized and recorded as contributed surplus based upon the market value of the restricted share units [“RSUs”] at the grant date. Forfeitures of RSUs reduce compensation expense to the extent contributed surplus was previously recorded for such awards. On vesting of RSUs, share capital is credited for the amounts initially recorded as contributed surplus to reflect the issuance of share capital.
During the year ended December 31, 2020, CI granted 386 thousand RSUs [2019 - 736 thousand RSUs], including 36 thousand RSUs granted, to reflect dividends declared on the common shares [2019 - 39 thousand RSUs]. Also during the year ended December 31, 2020, 521 thousand RSUs were exercised, and 18 thousand RSUs were forfeited [2019 - 711 thousand RSUs exercised, and 32 thousand RSUs forfeited]. During the year ended December 31, 2020, CI credited contributed surplus for $10,447, related to compensation expense recognized for the RSUs [2019 - $14,188]. As at December 31, 2020, 504 thousand RSUs are outstanding [2019 - 657 thousand RSUs].
CI uses a Trust to hold CI’s common shares, to fulfill obligations to employees arising from the RSU Plan. The common shares held by the Trust are not considered to be outstanding for the purposes of basic and diluted earnings per share calculations.
[D] DEFERRED SHARE UNITS
The deferred share unit plan [the “DSU Plan”] was established in March 2017, whereby directors may elect to receive all or a portion of their quarterly compensation in either cash or deferred share units [“DSUs”]. The DSUs fully vest on the grant date and an expense is recorded based upon the market value of the DSUs at the grant date with an offset included in accounts payable and accrued liabilities. At the end of each period, the change in the fair value of the DSUs is recorded as an expense with an offset recorded to the liability. DSUs can only be redeemed for cash once the holder ceases to be a director of CI.
During the year ended December 31, 2020, 11 thousand DSUs were granted, and nil DSUs were exercised, [2019 - 6 thousand DSUs, and nil exercised]. An expense of $51 was recorded during the year ended December 31, 2020, [2019 - $195]. As at December 31, 2020, included in accounts payable and accrued liabilities, is an accrual of $515 for amounts to be paid under the DSU Plan [2019 - $464].
[E] BASIC AND DILUTED EARNINGS PER SHARE
The following table presents the calculation of basic and diluted earnings per common share for the years ended December 31:

[in thousands]	2020	2019
Numerator:
Net income attributable to shareholders of the Company basic and diluted	$475,978	$538,396

Denominator:
Weighted average number of common shares - basic	214,092	234,273
Weighted average effect of dilutive stock options and RSU awards (*)	1,527	976
Weighted average number of common shares - diluted	215,619	235,249

Net earnings per common share attributable to shareholders
Basic	$2.22	$2.30
Diluted	$2.21	$2.29
(*) The determination of the weighted average number of common shares - diluted excludes 2,606 thousand shares related to stock options that were anti-dilutive for the year ended December 31, 2020 [2019 - 5,584 thousand shares].

[F] MAXIMUM SHARE DILUTION
The following table presents the maximum number of shares that would be outstanding if all the outstanding options were exercised and if all RSU awards vested as at January 31, 2021:

[in thousands]
Shares outstanding at January 31, 2021	208,330
RSU awards	491
Options to purchase shares	2,587
211,408